MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1%
	ASSET MANAGEMENT - 8.4%
35,461	Aker ASA	$2,005,974
2,728,375	Dundee Corporation(a)	2,854,457
20,214	EXOR N.V.	2,247,489
		7,107,920
	BANKING - 14.5%
26,635	Banco Macro S.A. - ADR	1,565,339
211,178	Bancolombia S.A.	1,919,478
78,294	Grupo Financiero Galicia S.A. - ADR	3,066,776
1,634,897	IDFC First Bank Ltd.(a)	1,439,522
217,508	Standard Chartered PLC	2,226,238
48,432	UniCredit SpA	2,000,871
		12,218,224
	CHEMICALS - 2.1%
37,037	Nutrien Ltd.	1,793,332

	HOUSEHOLD PRODUCTS - 2.3%
810,264	Natura & Company Holding S.A.	1,955,562

	INSTITUTIONAL FINANCIAL SERVICES - 11.1%
1,444,516	Edelweiss Financial Services Ltd.	1,883,724
67,243	Hong Kong Exchanges & Clearing Ltd.	2,073,038
49,679	Jefferies Financial Group, Inc.	2,978,257
355,378	JSE Ltd.	2,332,177
		9,267,196
	INSURANCE - 4.7%
315,331	Conduit Holdings Ltd.	2,165,729
3,047,580	Turkiye Sigorta A/S	1,125,205
226,709	Westaim Corporation (The)(a)	661,092
		3,952,026
	INTERNET MEDIA & SERVICES - 2.7%
186,691	Despegar.com Corporation(a)	2,294,432

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8%
169,123	Arcos Dorados Holdings, Inc., Class A	$1,488,282

	METALS & MINING - 13.1%
69,225	Anglo American PLC	2,008,142
36,317	Cameco Corporation	1,481,815
321,866	Major Drilling Group International, Inc.(a)	2,259,262
50,838	Teck Resources Ltd., Class B	2,435,140
46,678	Wheaton Precious Metals Corporation	2,885,167
		11,069,526
	OIL & GAS PRODUCERS - 6.3%
203,013	International Petroleum Corporation(a)	3,080,474
113,859	MEG Energy Corporation(a)	2,267,515
		5,347,989
	OIL & GAS SERVICES & EQUIPMENT - 5.0%
420,166	Enerflex Ltd.	2,469,144
1,012,811	John Wood Group plc(a)	1,743,680
		4,212,824
	REAL ESTATE INVESTMENT TRUSTS - 6.1%
8,634,986	Cromwell Property Group	2,425,558
7,385,194	Hammerson plc	2,752,391
		5,177,949
	REAL ESTATE OWNERS & DEVELOPERS - 3.9%
1,860,301	Sino Land Company Ltd.	1,994,413
1,283,117	Straits Trading Company Ltd.	1,317,581
		3,311,994
	REAL ESTATE SERVICES - 5.6%
1,500,657	Douglas Elliman, Inc.(a)	2,671,169
1,327,098	ESR Cayman Ltd.	2,059,274
		4,730,443
	RETAIL - CONSUMER STAPLES - 2.5%
3,778,234	Cia Brasileira de Distribuicao(a)	2,091,941

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	SPECIALTY FINANCE - 2.4%
16,668	Bajaj Holdings & Investment Ltd.	$1,999,026

	TRANSPORTATION & LOGISTICS - 3.6%
12,375	Copa Holdings S.A., Class A	1,118,700
149,145,907	Latam Airlines Group S.A.(a)	1,927,359
		3,046,059

	TOTAL COMMON STOCKS (Cost $67,146,219)	81,064,725

	SHORT-TERM INVESTMENT — 3.4%
	MONEY MARKET FUND - 3.4%
2,872,220	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 5.11% (Cost $2,872,220)(b)	2,872,220

	TOTAL INVESTMENTS - 99.5% (Cost $70,018,439)	$83,936,945
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	433,805
	NET ASSETS - 100.0%	$84,370,750

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
MOERUS WORLDWIDE VALUE FUND
AUGUST 31, 2023

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	14.5%
Metals & Mining	13.1%
Institutional Financial Services	11.1%
Asset Management	9.3%
Oil & Gas Producers	6.3%
Real Estate Investment Trusts	6.1%
Real Estate Services	5.6%
Oil & Gas Services & Equipment	5.0%
Insurance	4.7%
Transportation & Logistics	4.4%
Other	16.0%
Total	96.1%
Money Market Fund	3.4%
Other Assets in Excess of Liabilities	0.5%
Grand Total	100.0%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
MOERUS WORLDWIDE VALUE FUND
AUGUST 31, 2023

Diversification of Assets
Country	% of Net Assets
Canada	26.3%
United Kingdom	10.3%
Argentina	8.2%
Hong Kong	7.2%
United States	6.7%
India	6.3%
Italy	5.1%
Brazil	4.8%
Australia	2.9%
South Africa	2.8%
Bermuda	2.6%
Norway	2.3%
Colombia	2.3%
Chile	2.3%
Uruguay	1.8%
Singapore	1.6%
Panama	1.3%
Turkey	1.3%
Total	96.1%
Money Market Fund	3.4%
Other Assets in Excess of Liabilities	0.5%
Grand Total	100.0%